Condensed consolidated statement of changes in equity - USD ($)	Share capital	Other reserves	Accumulated Losses	Total
Balance, beginning at Jun. 30, 2018	$ 58,372,043	$ 2,606,722	$ (52,539,415)	$ 8,439,350
Statement Line Items [Line Items]
Loss for the period			(1,581,899)	(1,581,899)
Other comprehensive income		(112,270)		(112,270)
Total comprehensive income for the half-year		(112,270)	(1,581,899)	(1,694,169)
Contributions of equity, net of transaction costs and tax	70,000			70,000
Options and warrants issued/expensed		360,660		360,660
Options and warrants forfeited/lapsed		(98,385)	98,385
Total	70,000	262,275	98,385	430,660
Balance, Ending at Dec. 31, 2018	58,442,043	2,756,727	(54,022,929)	7,175,841
Balance, beginning at Jun. 30, 2019	60,511,326	3,700,333	(56,860,523)	7,351,136
Statement Line Items [Line Items]
Change in accounting policy			(1,479)	(1,479)
Restated total equity as at 1 July 2019	60,511,326	3,700,333	(56,862,002)	7,349,657
Loss for the period			(1,490,249)	(1,490,249)
Other comprehensive income		(23,857)		(23,857)
Total comprehensive income for the half-year		(23,857)	(1,490,249)	(1,514,106)
Contributions of equity, net of transaction costs and tax	1,621,458			1,621,458
Options and warrants forfeited/lapsed		(2,086,920)	2,086,920	(2,086,920)
Re-valuation of options issued in prior period		(607,000)		(607,000)
Total	1,621,458	(2,693,920)	2,086,920	1,014,458
Balance, Ending at Dec. 31, 2019	$ 62,132,784	$ 982,556	$ (56,265,331)	$ 6,850,009